Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Line Items]
Goods in transit	$ 510	$ 219
Finished goods	3,542	2,167
Total	$ 4,052	$ 2,386